U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2021 (Unaudited)
Shares	Security Description	Value
COMMON STOCKS - 99.9%
	Health Care Facilities - 0.2%
4,837	National HealthCare Corporation	$311,938
	Hotels, Resorts & Cruise Lines - 4.9%
5,931	Choice Hotels International, Inc. (a)	851,395
16,459	Hilton Worldwide Holdings, Inc. (b)	2,223,117
10,146	Hyatt Hotels Corporation - Class A (a)(b)	799,200
18,115	Marriott International, Inc. - Class A (b)	2,673,050
10,630	Wyndham Hotels & Resorts, Inc. (a)	844,872
		7,391,634
	Diversified REITs - 8.0%
12,342	Alexander & Baldwin, Inc.	271,894
43,564	American Assets Trust, Inc.	1,498,602
11,412	Armada Hoffler Properties, Inc.	159,197
135,019	Broadstone Net Lease, Inc. (a)	3,375,476
22,129	DigitalBridge Group, Inc. (b)	176,147
212,527	Empire State Realty Trust, Inc. - Class A (a)	1,931,870
29,036	Essential Properties Realty Trust, Inc. (a)	784,843
13,685	PS Business Parks, Inc.	2,397,613
37,134	Washington Real Estate Investment Trust (a)	935,777
7,577	WP Carey, Inc. (a)	578,504
		12,109,923
	Health Care REITs - 6.3%
18,342	CareTrust REIT, Inc.	370,692
7,679	Community Healthcare Trust, Inc.	330,427
24,566	Global Medical REIT, Inc. (a)	401,408
17,894	Healthcare Realty Trust, Inc. (a)	560,440
24,704	Healthcare Trust of America, Inc. - Class A (a)	838,948
36,600	Healthpeak Properties, Inc.	1,202,676
10,561	LTC Properties, Inc. (a)	335,417
7,174	Medical Properties Trust, Inc. (a)	152,734
7,378	National Health Investors, Inc. (a)	385,427
22,898	Omega Healthcare Investors, Inc. (a)	639,770
29,097	Physicians Realty Trust (a)	518,800
28,506	Sabra Health Care REIT, Inc. (a)	368,583
28,214	Ventas, Inc. (a)	1,323,801
26,483	Welltower, Inc.	2,108,576
		9,537,699
	Hotel & Resort REITs - 2.7%
40,693	Apple Hospitality REIT, Inc.	611,209
10,989	CorePoint Lodging, Inc. (b)	169,560
60,138	DiamondRock Hospitality Company (b)	523,802
63,559	Host Hotels & Resorts, Inc. (a)(b)	997,877
6,625	Pebblebrook Hotel Trust (a)	138,794
10,363	RLJ Lodging Trust	130,470
9,068	Ryman Hospitality Properties, Inc. (a)(b)	701,863
16,276	Summit Hotel Properties, Inc. (a)(b)	145,670
45,831	Sunstone Hotel Investors, Inc. (a)(b)	498,183
9,020	Xenia Hotels & Resorts, Inc. (b)	141,343
		4,058,771
	Industrial REITs - 14.7%
3,837	Americold Realty Trust	125,240
37,395	Duke Realty Corporation	2,181,250
6,679	EastGroup Properties, Inc.	1,360,512
18,922	First Industrial Realty Trust, Inc.	1,143,078
2,473	Innovative Industrial Properties, Inc. (a)	635,141
126,386	Lexington Realty Trust (a)	1,902,109
74,963	Monmouth Real Estate Investment Corporation	1,556,982
46,506	Prologis, Inc.	7,010,780
2,442	Rexford Industrial Realty, Inc.	171,135
41,616	STAG Industrial, Inc.	1,813,625
56,100	Terreno Realty Corporation	4,272,015
		22,171,867
	Office REITs - 14.9%
16,334	Alexandria Real Estate Equities, Inc.	3,267,943
17,390	Boston Properties, Inc. (a)	1,875,338
10,762	Brandywine Realty Trust (a)	138,292
93,819	Columbia Property Trust, Inc.	1,801,325
44,797	Corporate Office Properties Trust (a)	1,149,491
45,959	Cousins Properties, Inc. (a)	1,735,412
44,934	Douglas Emmett, Inc.	1,472,487
173,982	Easterly Government Properties, Inc. (a)	3,648,402
43,071	Equity Commonwealth (b)	1,096,157
53,174	Highwoods Properties, Inc. (a)	2,297,117
5,429	Hudson Pacific Properties, Inc. (a)	132,142
10,685	JBG SMITH Properties (a)	296,936
38,863	Kilroy Realty Corporation	2,507,829
6,319	Orion Office REIT, Inc. (b)	112,287
35,945	Piedmont Office Realty Trust, Inc. - Class A	624,724
1,952	SL Green Realty Corporation (a)	135,527
3,372	Vornado Realty Trust (a)	135,352
		22,426,761
	Residential REITs - 22.2%
14,869	American Campus Communities, Inc.	769,322
74,424	American Homes 4 Rent - Class A	2,983,658
21,442	Apartment Income REIT Corporation	1,088,396
23,377	AvalonBay Communities, Inc.	5,584,065
12,250	Camden Property Trust	2,023,823
16,355	Centerspace	1,671,317
13,928	Equity LifeStyle Properties, Inc.	1,132,346
51,753	Equity Residential	4,415,048
7,796	Essex Property Trust, Inc.	2,646,274
102,585	Independence Realty Trust, Inc. (a)	2,513,333
30,025	Invitation Homes, Inc.	1,214,211
14,197	Mid-America Apartment Communities, Inc.	2,928,131
7,359	Sun Communities, Inc. (a)	1,387,760
48,825	UDR, Inc.	2,769,842
16,916	UMH Properties, Inc.	390,421
		33,517,947
	Retail REITs - 16.7%
97,420	Acadia Realty Trust (a)	1,966,910
7,627	Agree Realty Corporation (a)	515,280
6,642	Brixmor Property Group, Inc.	151,039
19,985	Federal Realty Investment Trust (a)	2,451,560
37,948	Getty Realty Corporation	1,158,552
106,458	Kimco Realty Corporation	2,386,788
14,973	Kite Realty Group Trust	301,257
24,917	National Retail Properties, Inc.	1,098,840
5,909	NETSTREIT Corporation	126,098
63,189	Realty Income Corporation	4,291,796
27,914	Regency Centers Corporation	1,935,557
107,501	Retail Opportunity Investments Corporation	1,887,718
11,848	RPT Realty	150,707
3,313	Saul Centers, Inc.	163,099
23,406	Simon Property Group, Inc.	3,577,373
47,662	SITE Centers Corporation (a)	717,790
21,163	Spirit Realty Capital, Inc.	943,023
8,466	Tanger Factory Outlet Centers, Inc. (a)	167,711
7,994	Urban Edge Properties	137,737
56,588	Urstadt Biddle Properties, Inc. - Class A	1,068,381
		25,197,216
	Specialized REITs - 9.3%
7,410	CoreSite Realty Corporation	1,267,481
7,949	CubeSmart	428,611
16,456	CyrusOne, Inc. (a)	1,464,913
21,514	Digital Realty Trust, Inc. (a)	3,608,758
5,429	Equinix, Inc.	4,409,434
3,934	Extra Space Storage, Inc.	786,800
3,118	Life Storage, Inc.	412,013
6,218	National Storage Affiliates Trust	381,661
3,851	Public Storage	1,260,740
		14,020,411
	TOTAL COMMON STOCKS (Cost $118,272,479)	150,744,167

Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
	Money Market Deposit Account - 0.1%
$ 201,816	U.S. Bank Money Market Deposit Account, 0.003% (c)	201,816
	TOTAL SHORT-TERM INVESTMENTS (Cost $201,816)	201,816
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.1%
	Private Funds - 19.1%
28,902,096	Mount Vernon Liquid Assets Portfolio, LLC, 0.100% (d)(e)	28,902,096
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 28,902,096)	28,902,096
	TOTAL INVESTMENTS - 119.1% (Cost $147,376,391)	179,848,079
	Liabilities in Excess of Other Assets - (19.1)%	(28,886,959)
	NET ASSETS - 100.0%	$150,961,120

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2021. Total value of securities out on loan is $27,622,393 or 18.3% of net assets.
(b)	Non-income producing security.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2021.

(d)	Annualized seven-day yield as of November 30, 2021.
(e)	Privately offered liquidity fund.
REIT	- Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$150,744,167	$-	$-	$150,744,167
Short-Term Investments	201,816	-	-	201,816
Investments Purchased with Proceeds from Securities Lending	-	28,902,096	-	28,902,096
Total Investments in Securities	$150,945,983	$28,902,096	$-	$179,848,079
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.